NATURE OF BUSINESS AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2015
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]
NOTE 1 – NATURE OF BUSINESS AND BASIS OF PRESENTATION

Command Control Center Corp is a Nevada corporation (the “Company”), incorporated under the laws of the State of Nevada on October 23, 2014. The business plan of the Company is to create a multi-use software platform which can will manage every aspect of a users online presence.

Basis of Presentation
The Company maintains its accounting records on an accrual basis in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

These financial statements are presented in US dollars.